Fair values of financial assets and liabilities - Valuation methodology (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Loans and advances to banks	£ 10,811	£ 10,746
Loans and advances to customers	500,356	498,843
Debt securities	5,008	5,405
Financial assets at amortised cost	516,175	514,994
Deposits from banks	20,655	31,465
Customer deposits	482,349	460,068
Debt securities in issue	81,268	87,397
Liabilities arising from non-participating investment contracts	42,031	38,452
Subordinated liabilities	13,527	14,261
Carrying value
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Loans and advances to banks	10,811	10,746
Loans and advances to customers	500,356	498,843
Debt securities	5,008	5,405
Financial assets at amortised cost	516,175	514,994
Deposits from banks	20,655	31,465
Customer deposits	482,349	460,068
Debt securities in issue	81,268	87,397
Liabilities arising from non-participating investment contracts	42,031	38,452
Subordinated liabilities	13,527	14,261
Fair value
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Loans and advances to banks	10,812	10,745
Loans and advances to customers	501,187	498,255
Debt securities	5,001	5,398
Financial assets at amortised cost	517,000	514,398
Deposits from banks	20,656	31,468
Customer deposits	482,513	460,338
Debt securities in issue	85,363	93,152
Liabilities arising from non-participating investment contracts	42,031	38,452
Subordinated liabilities	£ 15,628	£ 16,410